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Variable Portfolios Prospectus | VP Income & Growth Fund

American Century Variable Portfolios, Inc. Summary Prospectus and Prospectus Supplement
VP Income & Growth Fund
Supplement dated June 26, 2020 ■ Summary Prospectus and Prospectus dated May 1, 2020

The change below will be effective as of September 25, 2020.
VP Income & Growth Fund will be renamed VP Disciplined Core Value Fund. All references to VP Income & Growth are hereby replaced with VP Disciplined Core Value.

The change below will be effective as of July 1, 2020.
The fund’s benchmark will change to the Russell 1000® Value Index.

The following is added to the Average Annual Total Returns table on page 3 of the VP Income & Growth summary prospectus, page 3 of the VP Income & Growth prospectus:

	1 year	5 years	10 years
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.28%	11.79%

Average Annual Total Returns
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Variable Portfolios Prospectus | VP Income & Growth Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	26.54%	8.28%	11.79%